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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                      Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


       Pioneer Select Equity Fund
       Schedule of Investments  8/31/05

Shares                                                 Value
       Common Stocks - 103.1 %
       Energy - 14.2 %
       Integrated Oil & Gas - 7.4 %
200    Amerada Hess Corp.                             $25,420
300    Suncor Energy, Inc.                             17,778
                                                      $43,198
       Oil & Gas Drilling - 6.8 %
530    GlobalSantaFe Corp. *                          $24,846
250    Transocean Offshore, Inc. *                     14,760
                                                      $39,606
       Total Energy                                   $82,804
       Materials - 5.8 %
       Diversified Metals & Mining - 5.8 %
800    Freeport-McMoRan Copper & Gold, Inc. (Class B) $33,736
       Total Materials                                $33,736
       Capital Goods - 11.3 %
       Aerospace & Defense - 11.3 %
400    Boeing Co.                                     $26,808
300    Honeywell International, Inc.                   11,484
550    United Technologies Corp.                       27,500
                                                      $65,792
       Total Capital Goods                            $65,792
       Automobiles & Components - 2.7 %
       Automobile Manufacturers - 2.7 %
1,600  Ford Motor Corp.                               $15,952
       Total Automobiles & Components                 $15,952
       Food & Drug Retailing - 3.0 %
       Drug Retail - 3.0 %
600    CVS Corp.                                      $17,622
       Total Food & Drug Retailing                    $17,622
       Pharmaceuticals & Biotechnology - 11.9 %
       Biotechnology - 8.3 %
400    Amgen, Inc. *                                  $31,960
900    Cubist Pharmaceuticals, Inc. *                  16,263
                                                      $48,223
       Pharmaceuticals - 3.6 %
200    Johnson & Johnson                              $12,678
200    Sanofi-Synthelabo SA (A.D.R.)                    8,552
                                                      $21,230
       Total Pharmaceuticals & Biotechnology          $69,453
       Banks - 5.2 %
       Diversified Banks - 5.2 %
595    Bank of America Corp.                          $25,603
100    Wachovia Corp.                                   4,962
                                                      $30,565
       Total Banks                                    $30,565
       Diversified Financials - 20.8 %
       Consumer Finance - 6.3 %
370    American Express Co.                           $20,439
200    Capital One Financial Corp.                     16,448
                                                      $36,887
       Diversified Capital Markets - 2.3 %
400    J.P. Morgan Chase & Co.                        $13,556
       Investment Banking & Brokerage - 7.5 %
250    Goldman Sachs Group, Inc.                      $27,795
275    Merrill Lynch & Co., Inc.                       15,719
                                                      $43,514
       Diversified Financial Services - 4.7 %
630    Citigroup, Inc.                                $27,575
       Total Diversified Financials                   $121,532
       Technology Hardware & Equipment - 15.3 %
       Computer Hardware - 11.1 %
550    Apple Computer, Inc. *                         $25,812
400    Dell, Inc. *                                    14,240
900    Hewlett-Packard Co.                             24,984
                                                      $65,036
       Computer Storage & Peripherals - 4.2 %
1,900  EMC Corp. *                                    $24,434
       Total Technology Hardware & Equipment          $89,470
       Semiconductors - 6.1 %
       Semiconductor Equipment - 2.1 %
650    Applied Materials, Inc.                        $11,902
       Semiconductors - 4.0 %
2,852  Taiwan Semiconductor Manufacturing Co. (A.D.R.)$23,472
       Total Semiconductors                           $35,374
       Telecommunication Services - 4.2 %
       Wireless Telecommunication Services - 4.2 %
900    Vodafone Group Plc (A.D.R.)                    $24,525
       Total Telecommunication Services               $24,525
       Utilities - 2.5 %
       Independent Power Producer & Energy Traders - 2.5 %
150    TXU Corp.                                      $14,553
       Total Utilities                                $14,553
       TOTAL COMMON STOCKS
       (Cost   $570,019)                              $601,378
       TOTAL INVESTMENT IN SECURITIES - 103.1%
       (Cost   $570,019)                              $601,378

       OTHER ASSETS AND LIABILITIES - (3.1)%          $(18,078)

       TOTAL NET ASSETS - 100.0%                      $583,300

*      Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $570,927


       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost       $40,492

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value	(10,086)

       Net unrealized gain				$30,406




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.